Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (4,157,737)	$ (4,340,975)	$ (11,525,102)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization and depreciation	255,046	1,125,254	1,207,510
Share-based compensation		1,265,189	1,646,999
Loss on investments in marketable securities, net		9,266	134,134
Unrealized gain from fair value change of the long-term investments, net		(6,431,088)	(6,108,872)
Impairment loss of long-term investment	1,000,000	77,200	520,821
(Gain) loss on disposal of long-lived assets	(58,621)	110,852	205,189
Impairment loss on long-lived assets	1,699,481	750,381
Allowance for credit loss of due from a related party		521,007
Write-off of prepayment and other receivables	45,677	62,369
Write-off of accounts receivable	6,280
Write-down of inventories		13,206
Gain on disposal of subsidiaries	(703)
Operating lease cost	50,520	252,345	349,031
Interest income			(235,560)
Interest expense and accretion of convertible debts	180,000	45,266	87,537
Accretion of finance lease obligation			1,435
Reversal of deferred cash bonus		(1,646,228)
Changes in operating assets and liabilities
Accounts receivable	41,349	126,717	(95,704)
Inventories		14,516	8,053
Other receivables and prepayments	291,078	227,457	(29,856)
Long-term deposits		29,106	19,328
Amounts due from related parties	961	63,050	(46,349)
Amounts due to related parties	464	(8,524)	(6,805)
Accounts payable and accrued expenses	(422,705)	398,635	1,918,751
Operating lease liabilities	(120,824)	(389,365)	(369,505)
Net cash used in operating activities	(1,189,734)	(7,724,364)	(12,318,965)
Cash flows from investing activities
Purchases of property and equipment		(3,015)	(186,916)
Proceeds from disposal of property and equipment	58,621	15,385
Disposal of subsidiaries, net of cash disposed
Proceeds from sales of investment securities		93,215
Loan to a related party		(92,459)	(330,341)
Repayment of loan and interest from a related party		611,641	2,962,153
Net cash provided by investing activities	58,621	624,767	2,444,896
Cash flows from financing activities
Loan from related parties		2,500,000	500,000
Proceeds from issuance of subsidiaries shares			5,360
Proceeds from issuance of Class A Ordinary Shares and warrants		1,575,562
Exercise of share options		16,506	169,460
Loan from a bank			3,000,000
Repayment of bank loan		(3,000,000)
Proceeds from issuance of convertible notes		3,000,000	3,000,000
Payment of finance lease obligations			(49,358)
Net cash provided by financing activities		4,092,068	6,625,462
Net decrease in cash and cash equivalents and restricted cash	(1,131,113)	(3,007,529)	(3,248,607)
Cash and cash equivalents and restricted cash – Beginning of year	2,005,351	5,012,880	8,261,487
Cash and cash equivalents and restricted cash – End of year	874,238	2,005,351	5,012,880
Supplemental disclosures of cash flow information
Interest paid		94,108	64,744
Income taxes paid
Non-cash operating, investing and financing activities
Right-of-use assets obtained in exchange for new operating lease liabilities		338,525	549,596
Convertible notes converted to Class A Ordinary Shares		6,000,000
Settlement of deferred cash bonus by issuance of share options	451,660	3,078,196
Reconciliation of cash and restricted cash
Cash and cash equivalents	874,238	2,005,351	1,882,545
Restricted cash			3,130,335
Total cash and cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 874,238	$ 2,005,351	$ 5,012,880